Summary of significant accounting policies (Asset acquisitions and business combinations) (Details)	6 Months Ended
Jun. 30, 2017
Zhengzhou Hangmei [Member]
Business Acquisition [Line Items]
Asset acquisition date	Jan. 18, 2017
Hunan Xintian [Member]
Business Acquisition [Line Items]
Asset acquisition date	Jan. 25, 2017
Xian Dingrun [Member]
Business Acquisition [Line Items]
Asset acquisition date	May 10, 2017
Zhengzhou Kangshengboda [Member]
Business Acquisition [Line Items]
Asset acquisition date	Jun. 23, 2017
Zhuhai Prince [Member]
Business Acquisition [Line Items]
Asset acquisition date	Jun. 28, 2017
Henan Renxin [Member]
Business Acquisition [Line Items]
Asset acquisition date	Jun. 20, 2017